COMMITMENTS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Capital commitments on property, plant and equipment
Contracted, but not provided for	¥ 3,942,933	¥ 2,967,541
Commitments under operating leases
Total commitments under operating leases	12,989,524	15,315,482
Other capital commitments
Commitments to make capital contributions	542,800	374,800
Associates
Other capital commitments
Commitments to make capital contributions	82,800	374,800
Joint ventures
Other capital commitments
Commitments to make capital contributions	460,000
Within 1 year
Commitments under operating leases
Total commitments under operating leases	541,541	658,574
In the second to fifth years, inclusive
Commitments under operating leases
Total commitments under operating leases	1,880,058	2,112,800
After 5 years
Commitments under operating leases
Total commitments under operating leases	¥ 10,567,925	¥ 12,544,108